Income tax	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income tax

15 Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, SIMPPLE is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payment of dividends to shareholders.

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For six months ended June 30,
	2023	2024	2024
	S$	S$	US$
Tax expense attributable to loss is made up of:
Current income tax	23,086	-	-
(Over) provision current taxation in respect of prior period	-	(128,612)	(94,903)
	23,086	(128,612)	(94,903)

Loss before tax	(1,010,881)	(2,381,848)	(1,757,562)

	For six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Tax calculated at tax rate @17% (2023: 17%)	(171,849)	(404,914)	(298,785)
Effects of:
- Effect of tax rates in foreign jurisdiction	-	105,292	77,695
- Tax effect on expense not deductible for tax purposes	31,232	23,868	17,613
- Income not subject to tax	(9,521)	-	-
- Singapore statutory stepped income exemption	(14,682)	-	-
- Utilisation of capital allowance	(68)	-	-
- Deferred tax assets on temporary differences not recognized	178,653	275,754	203,477
- Under/(Over) provision of current taxation in respect of prior period	12,062	(128,612)	(94,903)
- Others	(2,741)	-	-
Tax charge	23,086	(128,612)	(94,903)

As of December 31, 2023 and June 30, 2024, the Company has tax loss carry forwards of approximately S$1,869,036 and S$3,482,751 respectively. The related benefits have not been recognized in the financial statements. This is due to the unpredictability of future profit streams. The realization of the future income tax benefits from the above is available for an unlimited future period subject to the conditions imposed by law including the retention of majority shareholders as defined.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS